Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended										12 Months Ended				12 Months Ended				12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Foreign Currency Translation	Dec. 31, 2011 Foreign Currency Translation	Dec. 31, 2010 Foreign Currency Translation	Dec. 31, 2009 Foreign Currency Translation Scenario, Previously Reported	Dec. 31, 2012 ASC 820 Adjustments Pensions	Dec. 31, 2011 ASC 820 Adjustments Pensions	Dec. 31, 2010 ASC 820 Adjustments Pensions	Dec. 31, 2009 ASC 820 Adjustments Pensions Scenario, Previously Reported	Dec. 31, 2012 Health Care Benefits	Dec. 31, 2011 Health Care Benefits	Dec. 31, 2010 Health Care Benefits	Dec. 31, 2009 Health Care Benefits Scenario, Previously Reported	Dec. 31, 2012 Unrealized Gain (Loss) On Assets Available For Sale	Dec. 31, 2011 Unrealized Gain (Loss) On Assets Available For Sale	Dec. 31, 2010 Unrealized Gain (Loss) On Assets Available For Sale	Dec. 31, 2009 Unrealized Gain (Loss) On Assets Available For Sale Scenario, Previously Reported	Dec. 31, 2009 Unrealized Gain (Loss) On Assets Available For Sale Restatement Adjustment ASC 320	Dec. 31, 2012 Unrealized Gain (Loss) On Cash Flow Hedges	Dec. 31, 2011 Unrealized Gain (Loss) On Cash Flow Hedges	Dec. 31, 2010 Unrealized Gain (Loss) On Cash Flow Hedges	Dec. 31, 2009 Unrealized Gain (Loss) On Cash Flow Hedges Scenario, Previously Reported	Dec. 31, 2012 Accumulated Other Comprehensive Income	Dec. 31, 2011 Accumulated Other Comprehensive Income	Dec. 31, 2010 Accumulated Other Comprehensive Income	Dec. 31, 2009 Accumulated Other Comprehensive Income Scenario, Previously Reported	Dec. 31, 2009 Accumulated Other Comprehensive Income Restatement Adjustment ASC 320
Beginning Balance	$ (1,627)						$ (651)	$ (473)	$ (136)	$ (136)	$ (1,329)	$ (993)	$ (1,002)	$ (1,002)	$ (96)	$ (55)	$ (67)	$ (67)	$ 450	$ 170	$ (595)	$ (619)	$ 24	$ (1)	$ (4)	$ (11)	$ (11)	$ (1,627)	$ (1,355)	$ (1,811)	$ (1,835)	$ 24
Other comprehensive income, net of tax	1,003	[1]	(289)	[1]	412	[1]	112	(178)	(337)		(65)	(336)	9		36	(41)	12		900	280	765			1	3	7		984	(272)	456
Ending Balance	$ (643)		$ (1,627)				$ (539)	$ (651)	$ (473)	$ (136)	$ (1,394)	$ (1,329)	$ (993)	$ (1,002)	$ (60)	$ (96)	$ (55)	$ (67)	$ 1,350	$ 450	$ 170	$ (619)	$ 24		$ (1)	$ (4)	$ (11)	$ (643)	$ (1,627)	$ (1,355)	$ (1,835)	$ 24

[1]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $984 million for the year ended Dec. 31, 2012, $(272) million for the year ended Dec. 31, 2011 and $456 million for the year ended Dec. 31, 2010.